Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jun. 30, 2012	Jul. 02, 2011
Income Statement [Abstract]
Product sales	$ 3,529,672	$ 4,292,369	$ 6,872,325	$ 9,340,227
Research and development under cooperative agreement	98,593	549,391	310,716	1,341,878
Total revenues	3,628,265	4,841,760	7,183,041	10,682,105
Cost of product sales	3,352,442	3,380,055	6,758,017	7,599,920
Cost of research and development under cooperative agreement	82,844	502,289	265,885	1,266,709
Gross Margin	192,979	959,416	159,139	1,815,476
Selling, general, and administrative	845,009	927,068	1,653,732	1,744,014
Operating income (loss)	(652,030)	32,348	(1,494,593)	71,462
Other expense, net	(5,694)	(8,065)	(11,466)	(17,736)
Income (loss) before income tax	(657,724)	24,283	(1,506,059)	53,726
Income tax provision (benefit)	(285,000)	11,100	(599,000)	24,400
Net income (loss)	$ (372,724)	$ 13,183	$ (907,059)	$ 29,326
Net income (loss) per basic common share	$ (0.03)	$ 0.00	$ (0.07)	$ 0.00
Weighted average number of basic common shares outstanding	12,869,483	12,738,390	12,867,571	12,726,168
Net income (loss) per diluted common share	$ (0.03)	$ 0.00	$ (0.07)	$ 0.00
Weighted average number of diluted common shares outstanding	12,869,483	13,229,112	12,867,571	13,204,616